21. EQUITY (Details Narrative) - BRL (R$) R$ / shares in Units, R$ in Thousands		12 Months Ended
	Jul. 22, 2009	Dec. 31, 2020
Equity
Capital subscribed and paid		R$ 12,553,418
Number of shares issued		812,473,246
Public offering expenses, net	R$ 92,947
Number of shares authorised		1,000,000,000
Number of treasury shares		4,766,084
Par value per share (in dollars per share)		R$ 26
Market value of treasury shares		R$ 105,044
Shares repurchased		4,836,000
Shares repurchased amount		R$ 106,070
Accumulated losses		R$ 1,524,997